Quarterly Holdings Report
for
Fidelity® Connecticut Municipal Income Fund
August 31, 2021
CTF-NPRT3-1021
1.805751.117
Municipal Bonds - 102.1%
	Principal Amount (a)	Value ($)
Connecticut - 101.9%
Bridgeport Gen. Oblig.:
Series 2012 A:
5% 2/15/23	3,510,000	3,586,207
5% 2/15/24	645,000	659,004
Series 2016 D:
5% 8/15/31 (FSA Insured)	1,000,000	1,205,432
5% 8/15/32 (FSA Insured)	3,090,000	3,723,113
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,264,855
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,247,229
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,241,874
5% 2/1/49 (Build America Mutual Assurance Insured)	1,285,000	1,575,026
Series 2021 A:
4% 8/1/38	800,000	953,443
4% 8/1/41	1,050,000	1,240,001
4% 8/1/46	375,000	436,811
4% 8/1/51	575,000	666,707
5% 8/1/35	450,000	588,420
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (b)	2,000,000	2,266,610
5% 7/1/49 (b)	2,925,000	3,574,274
Connecticut Gen. Oblig.:
Series 2013 A:
5% 3/1/27	5,480,000	5,868,365
5% 10/15/27	1,000,000	1,099,586
Series 2014 G, 5% 11/15/28	7,000,000	8,028,070
Series 2015 B:
5% 6/15/27	4,825,000	5,651,753
5% 6/15/30	1,290,000	1,502,373
5% 6/15/32	5,500,000	6,378,775
Series 2015 F, 5% 11/15/31	4,000,000	4,713,016
Series 2016 A, 5% 3/15/31	6,950,000	8,264,280
Series 2018 A:
5% 4/15/30	2,500,000	3,161,279
5% 4/15/38	1,700,000	2,118,303
Series 2018 C, 5% 6/15/31	725,000	917,660
Series 2019 A:
4% 4/15/37	1,825,000	2,169,944
5% 4/15/25	1,140,000	1,333,560
5% 4/15/35	2,000,000	2,545,014
5% 4/15/36	2,300,000	2,917,729
5% 4/15/39	2,450,000	3,086,171
Series 2020 A, 4% 1/15/38	4,000,000	4,793,759
Series 2021 B, 5% 6/1/41	1,000,000	1,309,857
Series 2021 D, 5% 7/15/28	5,520,000	7,086,460
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	2,209,793
5% 7/1/32	1,000,000	1,207,933
Series 2017, 5% 7/1/30	2,400,000	2,916,534
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/27	80,000	98,705
5% 7/1/28	1,150,000	1,417,337
5% 7/1/29	350,000	428,831
5% 7/1/30	1,100,000	1,340,211
5% 7/1/31	1,300,000	1,578,178
5% 7/1/32	1,050,000	1,271,615
5% 7/1/33	700,000	845,741
5% 7/1/34	750,000	904,003
5% 7/1/42	2,000,000	2,376,107
Bonds Series 2010 A4, 2%, tender 2/8/22 (c)	250,000	252,064
Series 2013 N:
5% 7/1/24	400,000	435,395
5% 7/1/25	300,000	326,431
Series 2014 E:
5% 7/1/28	3,260,000	3,686,324
5% 7/1/29	3,840,000	4,336,355
Series 2015 L, 5% 7/1/29	1,500,000	1,727,239
Series 2016 K, 4% 7/1/46	7,000,000	7,714,314
Series 2017 B, 5% 7/1/29	5,150,000	6,778,511
Series 2018 K3, 5% 7/1/38	985,000	1,144,676
Series 2019 A, 5% 7/1/49 (d)	6,000,000	6,287,975
Series 2020 A, 4% 7/1/40	1,250,000	1,458,173
Series 2020 C, 4% 7/1/45	1,800,000	2,075,107
Series 2021 G, 4% 3/1/51 (e)	3,000,000	3,508,041
Series 2022 M:
4% 7/1/39 (e)	2,600,000	3,004,793
4% 7/1/40 (e)	3,300,000	3,807,532
4% 7/1/42 (e)	1,750,000	2,013,457
Series E:
5% 7/1/28	1,250,000	1,403,278
5% 7/1/42	5,000,000	5,608,605
Series F, 5% 7/1/45	4,890,000	5,634,262
Series G:
5% 7/1/29 (d)	1,055,000	1,312,547
5% 7/1/30 (d)	275,000	343,087
5% 7/1/34 (d)	695,000	855,136
5% 7/1/39 (d)	2,600,000	3,161,507
5% 7/1/50 (d)	1,000,000	1,195,417
Series K1:
5% 7/1/24	600,000	662,327
5% 7/1/25	1,240,000	1,405,674
5% 7/1/27	250,000	296,406
Series K3, 5% 7/1/48	3,695,000	4,232,156
Series L:
5% 7/1/26	1,000,000	1,164,274
5% 7/1/27	2,000,000	2,318,091
Series L1:
4% 7/1/22	500,000	515,176
4% 7/1/23	550,000	586,418
4% 7/1/24	650,000	715,162
4% 7/1/25	600,000	678,240
4% 7/1/26	700,000	809,866
4% 7/1/27	700,000	825,710
Series N:
4% 7/1/39	1,850,000	2,084,654
5% 7/1/22	400,000	414,260
5% 7/1/23	415,000	447,262
5% 7/1/24	375,000	417,842
5% 7/1/25	340,000	390,778
5% 7/1/27	430,000	519,117
5% 7/1/31	500,000	618,831
5% 7/1/32	550,000	677,701
5% 7/1/33	720,000	883,887
5% 7/1/34	675,000	826,116
Series O, 5% 7/1/23	235,000	255,070
Series R:
5% 6/1/37	1,000,000	1,291,757
5% 6/1/38	1,045,000	1,346,612
5% 6/1/39	1,595,000	2,050,151
5% 6/1/40	1,125,000	1,442,934
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.):
Series 2017 A, 5% 11/15/23 (b)	1,100,000	1,210,206
Series 2017 B:
5% 11/15/22 (b)	975,000	1,029,417
5% 11/15/24 (b)	1,065,000	1,213,213
(Chesla Loan Prog.):
Series B:
5% 11/15/24 (b)	300,000	336,659
5% 11/15/25 (b)	400,000	459,142
5% 11/15/26 (b)	600,000	701,861
5% 11/15/27 (b)	610,000	725,490
5% 11/15/28 (b)	525,000	636,747
5% 11/15/29 (b)	550,000	676,900
Series C:
5% 11/15/24	225,000	256,313
5% 11/15/25	240,000	281,386
5% 11/15/26	200,000	240,041
5% 11/15/27	125,000	148,907
Series D:
5% 11/15/21	300,000	302,929
5% 11/15/22	450,000	475,396
5% 11/15/23	450,000	494,980
5% 11/15/24	425,000	484,146
5% 11/15/25	250,000	293,110
5% 11/15/26	180,000	216,037
Connecticut Hsg. Fin. Auth.:
Series 2012 F, 2.75% 11/15/35 (b)	170,000	170,711
Series 2013 B2, 4% 11/15/32	135,000	136,727
Series 2014 C, 4% 11/15/44	225,000	233,596
Series 2016 F, 3.5% 5/15/39 (b)	1,020,000	1,077,832
Series 2019 B1, 4% 5/15/49	3,370,000	3,808,668
Series 2019 F, 3.5% 11/15/43	3,560,000	3,889,610
Series 2021 B1, 3% 11/15/49	3,000,000	3,294,030
Series A2:
5% 11/15/26 (b)	840,000	999,719
5% 5/15/27 (b)	1,890,000	2,275,302
5% 11/15/27 (b)	860,000	1,046,511
5% 5/15/28 (b)	615,000	753,812
5% 11/15/28 (b)	225,000	278,367
Series C:
5% 5/15/26 (b)	1,820,000	2,148,467
5% 5/15/27 (b)	800,000	963,091
5% 11/15/28 (b)	580,000	713,122
5% 5/15/29 (b)	1,115,000	1,382,499
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/28	1,000,000	1,062,085
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,320,824
5% 1/1/28	1,000,000	1,063,055
5% 1/1/31	5,000,000	5,301,433
Series 2015 A, 5% 8/1/34	6,000,000	7,003,488
Series 2021 A, 5% 5/1/41	4,085,000	5,340,746
Series 2021 C:
5% 1/1/28	1,600,000	2,013,526
5% 1/1/29	4,000,000	5,158,289
5% 1/1/30	3,500,000	4,597,406
5% 1/1/31	3,410,000	4,570,961
5% 1/1/32	2,500,000	3,408,061
Series A:
5% 5/1/28	1,000,000	1,277,343
5% 9/1/33	1,000,000	1,134,259
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,039
Series 2014 B:
5% 8/15/25	450,000	510,417
5% 8/15/26	700,000	791,992
5% 8/15/27	750,000	846,437
5% 8/15/28	385,000	434,263
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.) Series 2014 A:
5% 11/1/28	1,000,000	1,141,717
5% 11/1/29	1,850,000	2,109,664
5% 11/1/30	2,480,000	2,824,729
5% 11/1/31	2,905,000	3,302,909
5% 11/1/42	2,115,000	2,371,391
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,256,402
5% 7/15/32	1,250,000	1,566,201
5% 7/15/33	1,000,000	1,249,530
5% 7/15/34	1,000,000	1,246,104
Hartford Gen. Oblig.:
Series 2012 A, 5% 4/1/22 (FSA Insured)	1,000,000	1,028,284
Series 2014 C, 5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,091,845
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,167,675
5% 7/1/29 (FSA Insured)	1,000,000	1,162,979
Hbr. Point Infrastructure Impt. District Series 2017, 5% 4/1/39 (d)	2,000,000	2,315,302
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.):
Series 2014 A, 5% 6/15/22 (Escrowed to Maturity) (b)	1,000,000	1,037,196
Series 2021 A, 4% 8/15/38 (b)	3,330,000	3,803,948
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,843,750
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	2,026,679
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	2,126,264
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,233,409
Series 2017 C:
5% 3/1/32 (FSA Insured)	1,635,000	1,977,924
5% 3/1/33 (FSA Insured)	1,900,000	2,293,449
New Haven Gen. Oblig.:
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	721,381
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	894,382
Series 2015:
5% 9/1/29 (FSA Insured)	2,655,000	3,091,332
5% 9/1/31 (FSA Insured)	1,430,000	1,660,110
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	42,734
5% 8/15/28 (FSA Insured)	1,500,000	1,804,907
5% 8/15/30 (FSA Insured)	1,000,000	1,194,675
5% 8/15/34 (FSA Insured)	1,000,000	1,187,213
5% 8/15/35 (FSA Insured)	1,000,000	1,185,621
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B:
5% 8/1/32	1,000,000	1,211,095
5% 8/1/33	1,150,000	1,391,518
5% 8/1/37	3,000,000	3,612,299
5% 8/1/38	1,000,000	1,202,492
Stratford Gen. Oblig.:
Series 2017, 5% 7/1/30 (FSA Insured)	1,000,000	1,164,522
Series 2019, 5% 1/1/27	1,990,000	2,438,921
Univ. of Connecticut Gen. Oblig.:
Series 2018 A, 5% 4/15/28	4,400,000	5,610,733
Series A, 5% 8/15/27	1,335,000	1,447,735
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/22	800,000	838,129
5% 11/1/25	635,000	729,569
5% 11/1/26	635,000	745,660
Series 2017 B, 5% 11/1/32	400,000	465,685
TOTAL CONNECTICUT		367,734,278
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	800,000	867,279

TOTAL MUNICIPAL BONDS (Cost $347,522,034)		368,601,557

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $347,522,034)	368,601,557
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(7,608,905)
NET ASSETS - 100.0%	360,992,652

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,470,971 or 4.3% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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